OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
As of June 30, 2022 and December 31, 2021, other current liabilities consist of the following:

As of June 30, 2022 and December 31, 2021, other current liabilities consist of the following:

	June 30, 2022	December 31, 2021
Customer prepayments	$557,000	$258,000
Other accrued liabilities	67,000	47,000
Accrued payroll and payroll taxes	214,000	214,000
	$838,000	$519,000

As of December 31, 2021 and 2020 accrued expenses consist of the following:

	December 31,
	2021	2020
Customer prepayments	$258,000	$87,000
Other accrued liabilities	47,000	53,000
Accrued payroll and payroll taxes	214,000	196,000
	$519,000	$336,000